UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2000
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

      /s/ Greg D'Amico                Knoxville, Tennessee        11/06/00
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         109
                                             -------------------------

Form 13F Information Table Value Total:      $  634,664
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
ANALOG DEVICES                  COM       032654105       7790    101175    SH             SOLE                101175

ACTIVE POWER                    COM       00504W100       3049    49175     SH             SOLE                 49175
ADOBE SYS INC COM               COM       00724F101       3284    21150     SH             SOLE                 21150
AES CORP COM                    COM       00130H105      17389   253850     SH             SOLE                253850
AETHER SYS INC COM              COM       00808V105       2216    21000     SH             SOLE                 21000
AGILENT TECH                    COM       00846U101        489    10000     SH             SOLE                 10000
AKAMAI TECHNOLOGIES COM         COM       00971T101       3235    61600     SH             SOLE                 61600
ALTEON WEBSYSTEMS INC COM       COM       02145A109        542     5000     SH             SOLE                  5000
ANALOG DEVICES INC COM          COM       032654105        976    11825     SH             SOLE                 11825
APPLIED MICRO CIRCUITS COM      COM       03882W109       6212    30000     SH             SOLE                 30000
ARIBA INC COM                   COM       04033V104       5983    41760     SH             SOLE                 41760
AVANEX CORP COM                 COM       05348W109       4788    44463     SH             SOLE                 44463
BALLARD PWR SYS INC COM         COM       05858H104       3442    31500     SH             SOLE                 31500
BROADCOM CORP CL A              COM       111320107      21131    86690     SH             SOLE                 86690
BROADVISION INC COM             COM       111412102       3415   132950     SH             SOLE                132950
BROCADE COMMUNCTNS SYS COM      COM       111621108      10514    44550     SH             SOLE                 44550
CALIFORNIA WTR SVC GRP COM      COM       130788102       1610    60200     SH             SOLE                 60200
CALPINE CORP COM                COM       131347106      43342   415250     SH             SOLE                415250
CAPSTONE TURBINE CORP           COM       14067D102       4337    62630     SH             SOLE                 62630
CIENA CORP COM                  COM       171779101       6030    49100     SH             SOLE                 49100
CISCO SYS INC COM               COM       17275R102      10310   186606     SH             SOLE                186606
CLARENT CORP DEL COM            COM       180461105       1650    41900     SH             SOLE                 41900
CLECO CORP NEW COM              COM       12561W105       4251    90925     SH             SOLE                 90925
COMMERCE ONE INC DEL COM        COM       200693109       4902    62450     SH             SOLE                 62450
CONEXANT SYSTEMS INC COM        COM       207142100        838    20000     SH             SOLE                 20000
CORVIS                          COM       221009103       2564    42000     SH             SOLE                 42000
COVAD COMMUNICATIONS COM        COM       222814204       1599   119575     SH             SOLE                119575
COX COMMUNICATIONS NEW CL A     COM       224044107        765    20000     SH             SOLE                 20000
CREE INC COM                    COM       225447101       4859    41800     SH             SOLE                 41800
CRITICAL PATH                   COM       22674V100       2375    39100     SH             SOLE                 39100
DOMINION RES VA NEW COM         COM       25746U109      15356   264475     SH             SOLE                264475
DOUBLECLICK INC COM             COM       258609304         64     2000     SH             SOLE                  2000
DPL INC COM                     COM       233293109       6753   227000     SH             SOLE                227000
DUKE ENERGY CORP COM            COM       264399106      22542   262875     SH             SOLE                262875
DYNEGY INC NEW CL A             COM       26816Q101      10602   186000     SH             SOLE                186000
E DIGITAL CORP COM              COM       26841Y103         91    21600     SH             SOLE                 21600
E M C CORP MASS COM             COM       268648102      15691   158295     SH             SOLE                158295
E TRADE GROUP INC COM           COM       269246104        493    30000     SH             SOLE                 30000
EBAY INC COM                    COM       278642103       2411    35100     SH             SOLE                 35100
EFFICIENT NETWORKS INC COM      COM       282056100       2360    63250     SH             SOLE                 63250
EL PASO ENERGY CORP             COM       283905107       7395   120000     SH             SOLE                120000
ENRON CORP COM                  COM       293561106      15826   180615     SH             SOLE                180615
EXODUS COMMUNICATIONS COM       COM       302088109        138     2800     SH             SOLE                  2800
FLORIDA PROGRESS CORP COM       COM       341109106       6368   120300     SH             SOLE                120300
FUEL CELL ENERGY INC            COM       35952H106       4119    42800     SH             SOLE                 42800
GEMSTAR-TV GUIDE INTL COM       COM       G3788V106       1744    20000     SH             SOLE                 20000
GLOBAL CROSSING LTD COM         COM       G3921A100       5035   162435     SH             SOLE                162435
H POWER                         COM       40427A108       1672    50000     SH             SOLE                 50000
HISPANIC BROADCASTING CL A      COM       43357B104       1472    52800     SH             SOLE                 52800
I2 TECHNOLOGIES INC COM         COM       465754109        131      700     SH             SOLE                   700
INFOSPACE INC COM               COM       45678T102         61     2000     SH             SOLE                  2000
INTEL CORP COM                  COM       458140100         17      400     SH             SOLE                   400
INTERNET PICTURES CORP COM      COM       46059S101        221    40600     SH             SOLE                 40600
INTERWOVEN INC COM              COM       46114T102      10210    90300     SH             SOLE                 90300
JDS UNIPHASE CORP COM           COM       46612J101      21177   223655     SH             SOLE                223655
JUNIPER NETWORKS INC COM        COM       48203R104       9469    43250     SH             SOLE                 43250
KOPIN CORP COM                  COM       500600101       5829   323825     SH             SOLE                323825
LEVEL 3 COMMUNICTIONS COM       COM       52729N100       6415    83175     SH             SOLE                 83175
MCDATA CORP                     COM       580031102         71      575     SH             SOLE                   575
MCN ENERGY GROUP INC COM        COM       55267J100         10      400     SH             SOLE                   400
METROMEDIA FIBER NETWK CL A     COM       591689104       3125   128550     SH             SOLE                128550
MICROMUSE INC COM               COM       595094103      15558    77425     SH             SOLE                 77425
MICROVISION INC WASH COM        COM       594960106        802    21000     SH             SOLE                 21000
NATIONAL SEMICONDUCTOR COM      COM       637640103         13      325     SH             SOLE                   325
NETWORK APPLIANCE INC COM       COM       64120L104      13218   103775     SH             SOLE                103775
NEXTEL COMMUNICATIONS CL A      COM       65332V103      11198   239525     SH             SOLE                239525
NISOURCE INC COM                COM       65473P105       6505   266875     SH             SOLE                266875
NORTEL NETWORKS NEW COM         COM       656568102         60     1000     SH             SOLE                  1000
NORTH FORK BANCORP NY COM       COM       659424105       1778    82200     SH             SOLE                 82200
NRG ENERGY                      COM       529377102       4698   128700     SH             SOLE                128700
NSTAR COM                       COM       67019E107       4905   121875     SH             SOLE                121875
ONI SYSTEMS                     COM       68273F103       3582    41500     SH             SOLE                 41500
ORACLE CORP COM                 COM       68389X105       3189    40500     SH             SOLE                 40500
PECO ENERGY CO COM              COM       693304107      17594   290500     SH             SOLE                290500
PLUG POWER INC COM              COM       72919P103        782    21000     SH             SOLE                 21000
PORTAL SOFTWARE INC COM         COM       736126103       2020    50500     SH             SOLE                 50500
PRIMUS KNOWLEDGE SOLUT COM      COM       74163Q100        449    30300     SH             SOLE                 30300
PURCHASEPRO COM COM             COM       746144104       4486    51050     SH             SOLE                 51050
QLOGIC CORP COM                 COM       747277101       3221    36600     SH             SOLE                 36600
QWEST COMMUNICATIONS COM        COM       749121109       5585   116200     SH             SOLE                116200
REALNETWORKS INC COM            COM       75605L104       8228   207000     SH             SOLE                207000
RELIANT ENERGY INC COM          COM       75952J108      11917   256275     SH             SOLE                256275
RF MICRODEVICES INC COM         COM       749941100      10186   318325     SH             SOLE                318325
SANDISK CORP COM                COM       80004C101      16359   245085     SH             SOLE                245085
SDL INC COM                     COM       784076101       4098    13250     SH             SOLE                 13250
SECURITY CAPITAL
  GROUP INC WARRANT             COM                          0       20   SH               SOLE                    20
SIEBEL SYSTEMS INC COM          COM       826170102       2457    22075   SH               SOLE                 22075
SILICON STORAGE TECH COM        COM       827057100       7761   285450   SH               SOLE                285450
SOFTWARE COM INC COM            COM       83402P104        363     2000   SH               SOLE                  2000
SOUTHERN CO COM                 COM       842587107       8453   260600   SH               SOLE                260600
SPRINT CORP PCS COM SER 1       COM       852061506       6770   193075   SH               SOLE                193075
STORAGE NETWORKS                COM       86211E103       2289    22400   SH               SOLE                 22400
SUN MICROSYSTEMS INC COM        COM       866810104       8931    76500   SH               SOLE                 76500
SYCAMORE NETWORKS INC COM       COM       871206108       6777    62750   SH               SOLE                 62750
TERAYON COMMUNACTN SYS COM      COM       880775101       1018    30000   SH               SOLE                 30000
TRIQUINT SEMICONDUCTOR COM      COM       89674K103       1519    41700   SH               SOLE                 41700
TRUSTCO BK CORP N Y COM         COM       898349105        492    39992   SH               SOLE                 39992
TIBCO SOFTWARE                  COM       88632Q103       1752    31500   SH               SOLE                 31500
TUMBLEWEED COMMUNICTNS COM      COM       899690101      19612   384550   SH               SOLE                384550
UNIVERSAL DISPLAY CORP          COM       91347P105        552    25000   SH               SOLE                 25000
VALLEY NATL BANCORP COM         COM       919794107          1       36   SH               SOLE                    36
VERISIGN INC COM                COM       92343E102      21547   106370   SH               SOLE                106370
VERITAS SOFTWARE CO COM         COM       923436109      10405    73275   SH               SOLE                 73275
VERTICALNET INC COM             COM       92532L107       1447    41200   SH               SOLE                 41200
VIGNETTE CORP COM               COM       926734104          4      125   SH               SOLE                   125
VITRIA TECHNOLOGY COM           COM       92849Q104       6508   139575   SH               SOLE                139575
WEBMD CORP                      COM       94769M105        819    53700   SH               SOLE                 53700
WEBMETHODS INC COM              COM       94768C108       5230    45430   SH               SOLE                 45430
XILINX INC COM                  COM       983919101       7548    88150   SH               SOLE                 88150
YAHOO INC COM                   COM       984332106       9013    99041   SH               SOLE                 99041

REPORT SUMMARY                109 DATA RECORDS        $634,664              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
